Formation of LiveXLive Tickets, Inc. and Acquisition of Wantickets' Assets	6 Months Ended
Sep. 30, 2017
Formation of LiveXLive Tickets, Inc. and Acquisition of Wantickets' Assets [Abstract]
Formation of LiveXLive Tickets, Inc. and Acquisition of Wantickets' Assets

Note 3 — Formation of LiveXLive Tickets, Inc. and Acquisition of Wantickets’ Assets

On May 5, 2017, LiveXLive Tickets, Inc. (“LXL Tickets”), a wholly owned subsidiary of the Company, entered into an Asset Purchase Agreement (“APA”) with Wantickets RDM, LLC (“Wantickets”) and certain other parties, whereby LXL Tickets purchased certain operating assets of Wantickets for total consideration of 666,667 shares of common stock of the Company valued at $3,340,000 ($5.01 per share). The transaction has been accounted for as an acquisition of Wantickets. In connection with the transaction, LXL Tickets entered into employment agreements with two key employees of Wantickets for a term of two years each. Joseph Schnaier was appointed as the Chief Executive Officer of LXL Tickets and was to receive an annual salary of $220,000 and a bonus of 666,667 shares of common stock if LXL Tickets earns a net income of $3 million in the twelve months following May 5, 2017 or a net income of $4 million in the twelve months thereafter. In addition, Mr. Richard Blakeley was appointed as the Chief Financial Officer of LXL Tickets and will receive an annual salary consisting of $160,000 in cash and such number of shares of the Company’s common stock equal to $15,000. Effective as of July 7, 2017, LXL Tickets terminated Mr. Schnaier’s employment for cause.

In addition, pursuant to the APA and the Letter Agreement, dated as of May 5, 2017 (the “Letter Agreement”), entered into among the Company, LXL Tickets and Mr. Schnaier, the parties agreed that, commencing May 5, 2017, Mr. Schnaier will promptly pay for all of LXL Tickets’ net losses of its business for each calendar month (or pro rata thereof), up to a total of $100,000 per month, and for any liabilities exceeding $100,000 in the aggregate that arose from April 1, 2017 to May 5, 2017 (inclusive), until the earlier of (x) such time as the Public Offering is consummated or (b) May 5, 2018 (such earlier date as between clause (x) and (y), the “Funding End Date”), and that any salaries or other payments or amounts due under the employment agreements described above shall be included in the calculation of the net loss for the applicable period (collectively, the “Payment Obligation”). Pursuant to the Letter Agreement, the parties further agreed that all payments made by Mr. Schnaier as part of the Payment Obligation shall be deemed to be a loan by Mr. Schnaier to LXL Tickets (the “Loaned Funds”), and that the Company and LXL Tickets shall repay to Mr. Schnaier the total amount of the Loaned Funds within five business days after the Funding End Date; provided that the Company and LXL Tickets may prepay or repay in full the Loaned Funds at any time prior to the Funding End Date without any penalty. As of September 30, 2017, pursuant to the APA and the Letter Agreement, Mr. Schnaier had paid $153,631 to LXL Tickets, which also constituted Loaned Funds, and owed LXL Tickets $117,473 as his Payment Obligation, subject to the Company potentially offsetting such Loaned Funds against other payment obligations that Mr. Schnaier may owe to LXL Tickets and/or the Company. The Company can give no assurances that the Company will be able to recover from Mr. Schnaier a part or the entire amount of such Payment Obligation or that the Company will be able to offset a part or the entire amount of the Loaned Funds against other payment obligations that Mr. Schnaier may owe to LXL Tickets and/or the Company.

The Company completed a preliminary allocation of the purchase price of the assets acquired as follows with the assistance of an independent valuation firm:

Asset Type	Fair Value
Fixed Assets	$109,000
Trademark/Trade Name	431,100
Software	1,003,600
Customer Relationships	368,600
Domain Names	106,400
Goodwill	1,321,300
Purchase Price	$3,340,000

The Company has determined useful lives of two years for software and customer relationships acquired, and five years for domain names, trademark and trade names acquired. For the three and six months ended September 30, 2017 the Company recognized amortization expenses of $198,600 and $309,600 for these assets, respectively. For the fixed assets acquired the Company has estimated the assets useful lives of three to five years and recognized depreciation expense of $17,400 and $28,100 for these assets, respectively. The Company is still in the process of completing the valuation. The preliminary allocation of the purchase price was based upon a preliminary valuation and the Company’s estimates and assumptions are subject to change within the purchase price allocation period (generally one year from the acquisition date). The primary areas of the purchase price allocation that are not yet finalized relate to the valuation of tangible and intangible assets acquired and residual goodwill.

The Company prepared the following unaudited pro forma statements of operations, which present the Company’s pro forma results of operations after giving effect to the purchase of Wantickets, based on the historical financial statements of the Company and Wantickets. The unaudited pro forma statements of operations for the three and six months ended September 30, 2017 and 2016 give effect to the transaction with Wantickets as if it had occurred on April 1, 2016.

	Unaudited Pro-Forma
	Six Months Ended	Six Months Ended	Six Months Ended	Six Months Ended
	September 30,	September 30,	September 30,	September 30,
	2017	2016	2017	2016
Revenue	$372,142	$1,424,000	$758,162	$2,403,000
Cost of revenue	71,680	440,000	163,571	687,000
Gross Margin	300,462	984,000	594,591	1,716,000

Operating expenses:
Selling, general and administrative	3,753,653	2,392,657	6,324,902	4,262,543
Related party expenses	90,000	90,000	180,000	180,000
Total operating expenses	3,843,653	2,482,657	6,504,902	4,442,543
Loss from operations	(3,543,191)	(1,498,657)	(5,910,311)	(2,726,543)

Other income (expense):
Interest expense, net	(758,835)	(407,977)	(1,393,784)	(1,109,245)
Earnings from investment in OCHL	—	(19,515)	—	63,669
Total other income (expense)	(758,835)	(427,492)	(1,393,784)	(1,045,576)

Net loss	$(4,302,026)	$(1,926,149)	$(7,304,095)	$(3,772,119)

Net loss per share – basic and diluted	$(0.12)	$(0.06)	$(0.20)	$(0.12)

Weighted average common shares – basic and diluted	36,010,577	31,779,749	35,770,667	31,292,337

The Company’s results of operations for the six months ended September 30, 2017 include revenue of Wantickets of $568,122 and a loss of $791,584 since the date of acquisition.